FAIR VALUE AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
FAIR VALUE AND RISK MANAGEMENT
FAIR VALUE AND RISK MANAGEMENT

16. FAIR VALUE AND RISK MANAGEMENT

(a)	Fair Value of Financial Instruments
The following table provides the measurement basis of financial assets and liabilities as at December 31, 2019 and 2018:

As at December 31,	2019			2018
	Carrying Value		Fair Value	Carrying Value		Fair Value
Financial assets
Construction funds in escrow	$16,767		$16,767	$—		$—
Other assets	388	(1)	388	12,253	(1)	12,253
Other receivable	11,650		11,650	—		—
Accounts receivable	7,812		7,812	4,316		4,316
Prepaid expenses and other	120	(2)	120	111	(2)	111
Restricted cash	—		—	470		470
Cash and cash equivalents	298,677		298,677	658,246		658,246
	$335,414		$335,414	$675,396		$675,396

Financial liabilities
Unsecured debentures, net	$648,392		$669,090	$647,849		$654,365
Unsecured term loans, net	538,602		538,602	550,565		550,565
Cross currency interest rate swaps	30,365		30,365	104,757		104,757
Accounts payable and accrued liabilities	50,156		50,156	41,957		41,957
Accounts payable and accrued liabilities	27	(3)	27	10	(3)	10
Distributions payable	13,081		13,081	24,357		24,357
	$1,280,623		$1,301,321	$1,369,495		$1,376,011

(1)	Long-term receivables included in other assets (note 6).
(2)	Foreign exchange forward contracts included in prepaid expenses.
(3)	Foreign exchange forward contracts included in accounts payable and accrued liabilities.
The fair values of the Trust’s construction funds in escrow, accounts receivable, restricted cash, cash and cash equivalents, accounts payable and accrued liabilities and distributions payable approximate their carrying amounts due to the relatively short periods to maturity of these financial instruments. The fair value of the long-term receivable included in other assets approximates its carrying amount as the receivable bears interest at rates comparable to current market rates. The fair value of the other receivable associated with proceeds from a 2018 property disposal approximates its carrying amount as the amount is revalued at each reporting period. The fair values of the unsecured debentures are determined using quoted market prices. The fair values of the term loans approximate their carrying amounts as the term loans bear interest at rates comparable to the current market rates. The fair values of the cross currency interest rate swaps are determined using market inputs quoted by their counterparties. The fair value of the foreign exchange forward contracts approximate their carrying value as the asset or liability is revalued at the reporting date.
The Trust periodically purchases foreign exchange forward contracts to hedge specific anticipated foreign currency transactions and to mitigate its foreign exchange exposure on its net cash flows. At December 31, 2019, the Trust held seven outstanding foreign exchange forward contracts (2018 — three contracts outstanding). The foreign exchange contracts are comprised of contracts to purchase
€
4.0 million and sell $5.8 million and contracts to sell
€
12.0 million and purchase US$13.6 million. For the year ended December 31, 2019, the Trust recorded a net fair value loss of less than $0.1 million (2018 — $0.6 million) related to outstanding foreign exchange forward contracts (note 12(f)).

(b)	Fair Value Hierarchy
Fair value measurements are based on inputs of observable and unobservable market data that a market participant would use in pricing an asset or liability. IFRS establishes a fair value hierarchy which is summarized below:

Level 1:	Fair value determined using quoted prices in active markets for identical assets or liabilities.

Level 2:	Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.

Level 3:	Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows or similar techniques.
The following tables represent information related to the Trust’s assets and liabilities measured or disclosed at fair value on a recurring and non-recurring
basis and the level within the fair value hierarchy in which the fair value measurements fall.

As at December 31, 2019	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$4,457,899
Short-term proceeds receivable associated with a property disposal included in other receivable (note 7)	—	—	11,650
Foreign exchange forward contracts included in prepaid expenses and other	—	120	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net	669,090	—	—
Unsecured term loans, net	—	538,602	—
Cross currency interest rate swaps	—	30,365	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	27	—
Net assets (liabilities) measured or disclosed at fair value	$(669,090)	$(568,874)	$4,469,549

As at December 31, 2018	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties	$—	$—	$3,424,978
Assets held for sale	—	—	44,238
Long-term proceeds receivable associated with a property disposal included in other assets (note 6)	—	—	11,805
Short-term proceeds receivable associated with a property disposal included in accounts receivable	—	—	231
Foreign exchange forward contracts included in prepaid expenses and other	—	111	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net	654,365	—	—
Unsecured term loans, net	—	550,565	—
Cross currency interest rate swaps	—	104,757	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	10	—
Net assets (liabilities) measured or disclosed at fair value	$(654,365)	$(655,221)	$3,481,252
For assets and liabilities that are measured at fair value on a recurring basis, the Trust determines whether transfers between the levels of the fair value hierarchy have occurred by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. For the years ended December 31, 2019 and 2018, there were no transfers between the levels.
Refer to note 4, Investment Properties, note 5, Assets Held for Sale and Dispositions and note 7, Current Assets, for a description of the valuation technique and inputs used in the fair value measurement and for a reconciliation of the fair value measurements of investment properties, assets held for sale and proceeds receivable associated with a property disposal which are recognized in Level 3 of the fair value hierarchy.

(c)	Risk Management
The main risks arising from the Trust’s financial instruments are credit, interest rate, foreign exchange and liquidity risks. The Trust’s approach to managing these risks is summarized below:
(i)    Credit risk
The Trust’s financial assets that are exposed to credit risk consist primarily of cash and cash equivalents and accounts receivable.
Cash and cash equivalents include short-term investments, such as term deposits, which are invested in governments and financial institutions with a minimum credit rating of BBB (based on Standard & Poor’s (“S&P”) rating scale) or Baa1 (based on Moody’s Investor Services’ (“Moody’s”) rating scale). Concentration of credit risk is further reduced by limiting the amount that is invested in any one government or financial institution according to its credit rating.
Magna accounts for approximately 47% of the Trust’s rental revenue. Although its operating subsidiaries are not individually rated, Magna International Inc. has an investment grade credit rating from Moody’s, S&P and Dominion Bond Rating Service which mitigates the Trust’s credit risk. Substantially all of the Trust’s accounts receivable are collected within 30 days. The balance of accounts receivable past due is not significant.

(ii)    Interest rate risk
As at December 31, 2019, the Trust’s exposure to interest rate risk is limited. Approximately 55% of the Trust’s interest bearing debt consists of fixed rate debt in the form of the 2021 Debentures and the 2023 Debentures. After taking into account the related cross currency interest rate swaps, the 2021 Debentures and the 2023 Debentures have effective fixed interest rates of 2.68% and 2.43%, respectively. The remaining 45% of the Trust’s interest bearing debt consists of variable rate debt in the form of the 2024 Term Loan and 2026 Term Loan. After taking into account the related cross currency interest rate swaps, the 2024 Term Loan and 2026 Term Loan have effective fixed interest rates of 0.522% and 1.355%, respectively.
(iii)    Foreign exchange risk
As at December 31, 2019, the Trust is exposed to foreign exchange risk primarily in respect of movements in the Euro and the US dollar. The Trust is structured such that its foreign operations are primarily conducted by entities with a functional currency which is the same as the economic environment in which the operations take place. As a result, the net income impact of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the Trust is exposed to foreign currency risk on its net investment in its foreign currency denominated operations and certain Trust level foreign currency denominated assets and liabilities. At December 31, 2019, the Trust’s foreign currency denominated net assets are $3.2 billion primarily in US dollars and Euros. A 1% change in the US dollar and Euro exchange rates relative to the Canadian dollar would result in a gain or loss of approximately $19.1 million and $12.7 million, respectively, to comprehensive income.
Granite generates rental income that is not all denominated in Canadian dollars. Since the financial results are reported in Canadian dollars, the Trust is subject to foreign currency fluctuations that could, from time to time, have an impact on the operating results. For the year ended December 31, 2019, a 1% change in the US dollar and Euro exchange rates relative to the Canadian dollar would have impacted revenue by approximately $1.1 million and $1.1 million, respectively.
For the year ended December 31, 2019, the Trust has designated its cross currency interest rate swaps relating to the $650.0 million of unsecured debentures and $539.8 million of unsecured term loans as hedges of its net investment in the European operations (note 8(b)). In addition, the Trust has on occasion designated its US dollar draws from the credit facility as hedges of its net investment in the US operations.
(iv)    Liquidity risk
Liquidity risk is the risk the Trust will encounter difficulties in meeting its financial obligations as they become due. The Trust may also be subject to the risks associated with debt financing, including the risks that the unsecured debentures, term loans and credit facility may not be able to be refinanced. The Trust’s objectives in minimizing liquidity risk are to maintain prudent levels of leverage on its investment properties, staggering its debt maturity profile and maintaining an investment grade credit rating. In addition, the Declaration of Trust establishes certain debt ratio limits.

The estimated contractual maturities of the Trust’s financial liabilities are summarized below:

	Payments due by year
As at December 31, 2019	Total	2020	2021	2022	2023	2024	Thereafter
Unsecured debentures	$650,000	$—	$250,000	$—	$400,000	$—	$—
Unsecured term loans	539,816	—	—	—	—	239,816	300,000
Cross currency interest rate swaps	30,365	—	3,630	—	24,298	1,202	1,235
Interest payments (1) :
Unsecured debentures, net of cross currency interest rate swap savings	53,476	16,741	16,741	9,997	9,997	—	—
Unsecured term loans, net of cross currency interest rate swap savings	34,939	5,360	5,360	5,360	5,360	5,360	8,139
Accounts payable and accrued liabilities	50,183	48,075	1,482	626	—	—	—
Distributions payable	13,081	13,081	—	—	—	—	—
	$1,371,860	$83,257	$277,213	$15,983	$439,655	$246,378	$309,374

(1)	Represents aggregate interest expense expected to be paid over the term of the debt, on an undiscounted basis, based on actual current interest rates and average foreign exchange rates.